Provisions	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Provisions

14. Provisions

The movement in the provision for lease contract termination costs is as follows:

(in thousands)	2013 EUR	2012 EUR

Balance, January 1	10,254	12,338
Utilization of the provision	(2,790)	(2,545)
Release of the provision	(1,011)	-
Unwinding of discount	391	628
Effect of exchange rates	3	(167)

Provision for lease contract termination costs	6,847	10,254
Less: current portion of provision for lease contract termination costs	2,227	2,280

Non-current portion of provision for lease contract termination costs	4,620	7,974

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be fully utilized by 2017.